Related Party Transactions and Balances (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transaction balances	$ 0	$ 0
Straits Energy Resources Berhad ("Straits") [Member]
Ownership percentage by parent	32.30%
Mr. Chia [Member]
Ownership percentage by parent	62.00%